Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

May 31, 2020

IBF-QTLY-0720
1.804838.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.8%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.8% 2/17/21	$7,750	$7,858
3% 6/30/22	2,110	2,189
3.4% 5/15/25	4,920	5,305
3.6% 2/17/23	5,410	5,749
SBA Tower Trust 3.156% 10/8/20 (a)	4,730	4,738
Verizon Communications, Inc.:
2.946% 3/15/22	2,884	3,011
3.125% 3/16/22	5,300	5,564
5.15% 9/15/23	3,547	4,053
		38,467
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,360
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	4,556	4,556
4.464% 7/23/22	6,000	6,390
4.908% 7/23/25	4,820	5,517
Comcast Corp.:
3.1% 4/1/25	281	307
3.95% 10/15/25	3,064	3,510
Discovery Communications LLC 3.625% 5/15/30	1,652	1,745
		22,025
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	4,200	4,498

TOTAL COMMUNICATION SERVICES		67,350

CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.2%
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,880	5,877
2.85% 1/6/22 (a)	3,657	3,683
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,500	5,469
4.15% 6/19/23	6,023	6,115
4.35% 4/9/25	6,000	6,096
5.2% 3/20/23	2,874	2,992
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	2,713	2,761
3.125% 5/12/23 (a)	2,363	2,427
		35,420
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.3% 7/1/25	281	310
Household Durables - 0.4%
Lennar Corp. 2.95% 11/29/20	6,000	5,993
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,632
		10,625
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,358	2,416
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	7,200	7,936
Target Corp. 2.25% 4/15/25	778	829
		8,765
Specialty Retail - 0.7%
AutoZone, Inc.:
3.625% 4/15/25	541	594
3.7% 4/15/22	3,290	3,447
O'Reilly Automotive, Inc. 4.2% 4/1/30	560	632
The Home Depot, Inc. 2.5% 4/15/27	357	389
TJX Companies, Inc.:
3.5% 4/15/25	1,726	1,928
3.75% 4/15/27	6,930	7,863
3.875% 4/15/30	5,081	5,967
		20,820
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.4% 3/27/25	332	356

TOTAL CONSUMER DISCRETIONARY		78,712

CONSUMER STAPLES - 3.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	6,446	6,823
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	6,900	7,572
4.15% 1/23/25	2,876	3,232
Molson Coors Beverage Co.:
3% 7/15/26	5,500	5,520
3.5% 5/1/22	4,144	4,291
The Coca-Cola Co. 2.95% 3/25/25	3,279	3,625
		31,063
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	2,725	2,736
Food Products - 0.4%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,144
General Mills, Inc. 3.7% 10/17/23	5,017	5,467
		9,611
Household Products - 0.0%
Procter & Gamble Co. 2.45% 3/25/25	831	902
Tobacco - 1.4%
Altria Group, Inc.:
2.35% 5/6/25	1,004	1,040
3.8% 2/14/24	2,534	2,754
4.8% 2/14/29	6,750	7,731
BAT Capital Corp.:
3.222% 8/15/24	3,000	3,155
4.7% 4/2/27	2,824	3,158
BAT International Finance PLC 3.5% 6/15/22 (a)	2,000	2,080
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,300	8,432
3.75% 7/21/22 (a)	4,789	4,906
Philip Morris International, Inc. 1.125% 5/1/23	4,748	4,804
Reynolds American, Inc. 4% 6/12/22	2,191	2,301
		40,361

TOTAL CONSUMER STAPLES		84,673

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,187
3.9% 2/1/25	3,400	3,586
Cenovus Energy, Inc. 3.8% 9/15/23	10,231	9,740
Chevron Corp.:
1.141% 5/11/23	4,956	5,048
1.554% 5/11/25	5,640	5,814
DCP Midstream Operating LP 3.875% 3/15/23	3,530	3,336
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,441
Energy Transfer Partners LP:
2.9% 5/15/25	6,000	5,937
3.6% 2/1/23	3,281	3,359
4.2% 9/15/23	1,661	1,727
4.5% 4/15/24	650	685
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,545
Equinor ASA 1.75% 1/22/26	1,103	1,127
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	3,022	3,197
3.95% 9/1/22	775	815
Marathon Petroleum Corp. 4.5% 5/1/23	5,600	5,953
MPLX LP:
3.375% 3/15/23	5,069	5,231
4% 2/15/25	500	514
4.5% 7/15/23	990	1,040
Newfield Exploration Co. 5.625% 7/1/24	1,986	1,808
Occidental Petroleum Corp.:
2.9% 8/15/24	2,142	1,703
3.5% 8/15/29	907	610
4.85% 3/15/21	5,787	5,671
Petrobras Global Finance BV 5.299% 1/27/25	7,000	7,140
Petroleos Mexicanos 6.49% 1/23/27 (a)	8,770	7,707
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,166
3.85% 10/15/23	2,649	2,665
Shell International Finance BV 2.375% 4/6/25	2,952	3,144
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	2,891
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,046
4.55% 6/24/24	4,547	4,929
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.1614% 1/13/23 (b)(c)	2,073	1,814
3.1% 2/1/25	3,339	3,107
5.375% 6/1/21	7,300	7,209
Williams Partners LP:
3.6% 3/15/22	6,470	6,658
4.3% 3/4/24	4,990	5,366
		141,916
FINANCIALS - 21.8%
Banks - 11.1%
Bank of America Corp.:
2.592% 4/29/31 (b)	7,000	7,195
3.004% 12/20/23 (b)	6,528	6,821
3.864% 7/23/24 (b)	5,000	5,413
3.974% 2/7/30 (b)	6,800	7,723
4.2% 8/26/24	8,640	9,528
4.25% 10/22/26	3,412	3,831
4.45% 3/3/26	3,485	3,925
Bank of Montreal 1.85% 5/1/25	7,000	7,177
Bank of Nova Scotia 4.5% 12/16/25	6,400	7,157
Barclays PLC:
2.852% 5/7/26 (b)	3,852	3,946
3.25% 1/12/21	3,509	3,552
3.932% 5/7/25 (b)	4,030	4,291
Capital One Bank NA 2.28% 1/28/26 (b)	5,690	5,604
Capital One NA 2.15% 9/6/22	1,811	1,834
CIT Group, Inc. 4.75% 2/16/24	5,000	5,009
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,405
2.7% 10/27/22	11,000	11,393
2.75% 4/25/22	4,500	4,642
2.9% 12/8/21	4,703	4,831
3.106% 4/8/26 (b)	6,600	6,949
4.6% 3/9/26	4,328	4,847
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,326
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,121
First Horizon National Corp. 3.5% 12/15/20	7,958	8,025
HSBC Holdings PLC:
3.262% 3/13/23 (b)	4,790	4,949
4% 3/30/22	3,778	3,978
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,896
3.15% 3/14/21	4,700	4,772
7% 12/15/20	1,204	1,240
ING Groep NV 3.15% 3/29/22	4,500	4,654
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	4,600	4,629
Japan Bank International Cooperation 1.5% 7/21/21	5,952	6,014
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	7,100	7,266
2.956% 5/13/31 (b)	2,045	2,105
3.514% 6/18/22 (b)	9,500	9,753
3.797% 7/23/24 (b)	4,840	5,201
3.875% 9/10/24	5,168	5,679
4.125% 12/15/26	5,070	5,722
4.5% 1/24/22	4,210	4,476
KeyCorp 5.1% 3/24/21	4,303	4,453
Lloyds Banking Group PLC 2.438% 2/5/26 (b)	2,666	2,696
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	2,671	2,721
2.193% 2/25/25	7,140	7,319
3.455% 3/2/23	6,000	6,333
Regions Financial Corp.:
2.25% 5/18/25	3,093	3,151
2.75% 8/14/22	5,593	5,724
3.8% 8/14/23	2,053	2,187
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	4,143	4,184
4.519% 6/25/24 (b)	6,878	7,385
5.125% 5/28/24	5,130	5,519
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	5,000	5,218
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,120
Synovus Bank 2.289% 2/10/23 (b)	1,645	1,625
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,506
Wells Fargo & Co.:
2.164% 2/11/26 (b)	11,510	11,665
2.188% 4/30/26 (b)	4,200	4,256
2.5% 3/4/21	3,229	3,277
3% 1/22/21	1,361	1,382
3.75% 1/24/24	5,350	5,754
4.3% 7/22/27	9,780	11,007
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,798	1,934
		318,295
Capital Markets - 3.1%
Credit Suisse AG 2.8% 4/8/22	2,774	2,874
Credit Suisse Group AG 4.207% 6/12/24 (a)(b)	10,000	10,679
Deutsche Bank AG New York Branch 3.15% 1/22/21	8,913	8,921
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,196	6,331
3% 4/26/22	4,000	4,070
3.2% 2/23/23	13,500	14,196
Moody's Corp.:
2.75% 12/15/21	1,959	2,017
3.75% 3/24/25	2,476	2,761
Morgan Stanley:
2.188% 4/28/26 (b)	5,500	5,650
3.125% 1/23/23	5,609	5,921
3.737% 4/24/24 (b)	5,698	6,083
3.875% 1/27/26	4,600	5,176
4.875% 11/1/22	3,010	3,265
5.75% 1/25/21	4,378	4,523
State Street Corp.:
2.825% 3/30/23 (a)(b)	322	333
2.901% 3/30/26 (a)(b)	303	326
UBS AG London Branch 1.75% 4/21/22 (a)	5,600	5,692
		88,818
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,248
3.5% 5/26/22	1,109	1,028
4.125% 7/3/23	2,092	1,862
4.45% 12/16/21	1,512	1,435
Ally Financial, Inc.:
4.25% 4/15/21	7,800	7,878
5.125% 9/30/24	6,301	6,557
Capital One Financial Corp.:
2.6% 5/11/23	3,538	3,633
3.2% 1/30/23	6,000	6,219
3.9% 1/29/24	4,480	4,757
Discover Financial Services:
3.85% 11/21/22	196	203
4.5% 1/30/26	2,428	2,600
5.2% 4/27/22	5,287	5,569
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,317
3.336% 3/18/21	7,800	7,669
3.339% 3/28/22	2,657	2,564
4.14% 2/15/23	5,500	5,332
4.25% 9/20/22	4,080	3,968
GE Capital International Funding Co. 2.342% 11/15/20	5,430	5,466
Hyundai Capital America 3% 10/30/20 (a)	6,329	6,339
Synchrony Financial:
2.85% 7/25/22	726	713
3.75% 8/15/21	4,450	4,517
4.25% 8/15/24	5,000	4,997
4.375% 3/19/24	6,708	6,770
		98,641
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	5,800	6,224
BP Capital Markets America, Inc. 2.937% 4/6/23	1,645	1,738
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,938
3.875% 8/15/22	9,128	9,299
4.125% 6/15/26	1,347	1,374
USAA Capital Corp. 1.5% 5/1/23 (a)	1,097	1,117
		22,690
Insurance - 3.3%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,295
AIA Group Ltd.:
3.375% 4/7/30 (a)	3,479	3,747
3.9% 4/6/28 (a)	8,500	9,397
American International Group, Inc.:
2.5% 6/30/25	5,600	5,793
4.2% 4/1/28	7,000	7,779
4.875% 6/1/22	6,517	7,011
Aon PLC 3.875% 12/15/25	6,215	6,856
Five Corners Funding Trust II 2.85% 5/15/30 (a)	4,523	4,619
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,571
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	2,420	2,655
4.8% 7/15/21	4,925	5,101
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	8,030
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,650
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	3,020
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,370
Unum Group:
4% 3/15/24	3,330	3,448
5.625% 9/15/20	5,021	5,083
Willis Group North America, Inc. 4.5% 9/15/28	5,500	6,240
		95,665

TOTAL FINANCIALS		624,109

HEALTH CARE - 3.1%
Biotechnology - 0.2%
AbbVie, Inc. 2.3% 11/21/22 (a)	6,860	7,081
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	4,348
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22	597	619
Anthem, Inc. 3.35% 12/1/24	4,000	4,366
Centene Corp. 4.75% 1/15/25	2,115	2,184
Cigna Corp.:
3.75% 7/15/23	1,611	1,753
4.375% 10/15/28	8,024	9,417
CVS Health Corp.:
4.1% 3/25/25	5,945	6,644
4.3% 3/25/28	5,860	6,682
UnitedHealth Group, Inc.:
2.75% 2/15/23	684	722
3.35% 7/15/22	1,155	1,221
		33,608
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.:
2.875% 8/15/20 (a)	3,000	3,015
2.9% 7/26/24 (a)	6,730	7,265
3.2% 6/15/26 (a)	6,805	7,633
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	501	510
5.022% 8/28/23 (b)	641	677
Mylan NV 4.55% 4/15/28	9,726	10,921
Perrigo Finance PLC:
3.5% 3/15/21	2,617	2,620
3.5% 12/15/21	351	350
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	8,198
Zoetis, Inc. 3.25% 2/1/23	1,553	1,621
		42,810

TOTAL HEALTH CARE		87,847

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,298
3.8% 10/7/24 (a)	2,162	2,337
BAE Systems PLC 3.4% 4/15/30 (a)	1,082	1,172
The Boeing Co.:
5.04% 5/1/27	4,200	4,459
5.15% 5/1/30	4,200	4,485
		18,751
Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,632	3,266
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	4,459
3.8% 4/19/23	2,800	2,487
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,217	2,614
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	4,638	3,088
		15,914
Building Products - 0.1%
Carrier Global Corp. 2.493% 2/15/27 (a)	3,761	3,648
Industrial Conglomerates - 0.1%
General Electric Co. 3.45% 5/1/27	669	662
Roper Technologies, Inc. 3% 12/15/20	3,140	3,166
		3,828
Machinery - 0.4%
Deere & Co. 2.75% 4/15/25	422	458
Fortive Corp. 2.35% 6/15/21	2,288	2,309
Otis Worldwide Corp. 2.056% 4/5/25 (a)	7,190	7,419
		10,186
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,120	5,451
3.625% 5/1/22 (a)	787	700
3.95% 7/1/24 (a)	1,046	863
		7,014
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.625% 7/1/22	3,000	2,843
3.375% 6/1/21	4,710	4,536
4.25% 2/1/24	2,956	2,773
		10,152

TOTAL INDUSTRIALS		69,493

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 3.2% 4/1/24	1,056	1,121
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,430	9,607
5.45% 6/15/23 (a)	3,000	3,221
		13,949
IT Services - 0.4%
MasterCard, Inc. 3.3% 3/26/27	339	384
PayPal Holdings, Inc. 1.65% 6/1/25	2,077	2,127
The Western Union Co.:
2.85% 1/10/25	1,255	1,295
4.25% 6/9/23	5,500	5,930
Visa, Inc. 1.9% 4/15/27	1,119	1,171
		10,907
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc.:
2.497% 4/24/23	3,351	3,431
4.185% 2/15/27	6,550	7,241
		10,672
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 1.125% 5/11/25	5,700	5,793

TOTAL INFORMATION TECHNOLOGY		41,321

MATERIALS - 0.7%
Chemicals - 0.4%
LYB International Finance II BV 3.5% 3/2/27	3,160	3,380
The Mosaic Co.:
3.25% 11/15/22	1,917	1,932
4.25% 11/15/23	5,095	5,241
		10,553
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	9,066

TOTAL MATERIALS		19,619

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Boston Properties, Inc.:
3.2% 1/15/25	3,000	3,149
3.85% 2/1/23	3,900	4,143
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,265
5% 7/1/25	1,529	1,606
Duke Realty LP 3.625% 4/15/23	1,976	2,053
Equity One, Inc. 3.75% 11/15/22	8,200	8,356
Federal Realty Investment Trust 3.95% 1/15/24	7,000	7,271
HCP, Inc. 4.25% 11/15/23	5,100	5,358
Hudson Pacific Properties LP 4.65% 4/1/29	3,861	3,958
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,094
3.4% 11/1/22	2,493	2,575
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,175
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,072
4.5% 1/15/25	1,111	1,122
4.5% 4/1/27	3,298	3,177
4.95% 4/1/24	1,104	1,138
5.25% 1/15/26	3,160	3,196
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,339
4.25% 2/1/26	2,246	2,251
Ventas Realty LP:
2.65% 1/15/25	3,986	3,803
3% 1/15/30	2,083	1,925
3.125% 6/15/23	885	879
3.5% 4/15/24	2,379	2,362
4% 3/1/28	1,168	1,154
Welltower, Inc. 3.625% 3/15/24	2,553	2,611
WP Carey, Inc.:
3.85% 7/15/29	633	615
4.6% 4/1/24	5,173	5,474
		81,121
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,464
4.1% 10/1/24	377	385
Digital Realty Trust LP 3.95% 7/1/22	4,592	4,802
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,111
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,732
		13,494

TOTAL REAL ESTATE		94,615

UTILITIES - 4.1%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,761
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	6,549
Duke Energy Corp. 1.8% 9/1/21	1,793	1,814
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	375
Edison International 2.95% 3/15/23	1,206	1,230
Eversource Energy 2.8% 5/1/23	4,679	4,887
FirstEnergy Corp. 2.05% 3/1/25	3,242	3,306
Florida Power & Light Co. 2.85% 4/1/25	1,499	1,631
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,294
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,883
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	6,900	7,379
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,522
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,025
Southern Co. 2.35% 7/1/21	7,954	8,090
Tampa Electric Co. 5.4% 5/15/21	1,635	1,704
Wisconsin Electric Power Co. 2.95% 9/15/21	768	781
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,751
		58,001
Gas Utilities - 0.3%
Dominion Gas Holdings LLC:
2.5% 11/15/24	1,168	1,224
3% 11/15/29	5,500	5,634
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,338
		8,196
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 2.7% 6/15/21	806	817
The AES Corp.:
3.3% 7/15/25 (a)	4,074	4,136
3.95% 7/15/30 (a)	3,551	3,565
		8,518
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	6,733
3.7% 7/15/30 (a)	467	537
4.05% 4/15/25 (a)	5,500	6,204
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,626
Dominion Energy, Inc. 2.715% 8/15/21	4,237	4,308
NiSource, Inc.:
2.65% 11/17/22	5,299	5,477
2.95% 9/1/29	4,000	4,294
3.65% 6/15/23	6,894	7,388
Sempra Energy 2.875% 10/1/22	1,677	1,731
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	3,383	2,728
		44,026

TOTAL UTILITIES		118,741

TOTAL NONCONVERTIBLE BONDS
(Cost $1,384,553)		1,428,396

U.S. Government and Government Agency Obligations - 27.3%
U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes 0.25% 7/15/29	51,600	55,927
U.S. Treasury Obligations - 25.3%
U.S. Treasury Notes:
0.5% 5/31/27	$117,750	$117,759
1.5% 1/31/27	41,127	43,887
1.5% 2/15/30	85,454	92,370
2.125% 5/15/25 (d)	99,375	108,187
2.375% 8/15/24	157,680	171,594
3.125% 11/15/28	158,561	191,912

TOTAL U.S. TREASURY OBLIGATIONS		725,709

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $734,748)		781,636

U.S. Government Agency - Mortgage Securities - 3.0%
Fannie Mae - 2.8%
2.5% 10/1/31 to 1/1/33	8,060	8,463
3% 9/1/32 to 6/1/33	47,028	49,765
3.5% 9/1/34 to 10/1/34	13,145	14,133
4.5% 3/1/39 to 8/1/39	3,155	3,464
5.5% 11/1/34 to 6/1/36	2,169	2,478
6.5% 7/1/32 to 8/1/36	1,305	1,511
7% 8/1/25 to 2/1/32	6	7
7.5% 11/1/22 to 8/1/29	36	40

TOTAL FANNIE MAE		79,861

Freddie Mac - 0.2%
5.5% 3/1/34 to 7/1/35	3,657	4,183
7.5% 7/1/27 to 1/1/33	11	12

TOTAL FREDDIE MAC		4,195

Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	1,054	1,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $82,255)		85,274

Asset-Backed Securities - 4.4%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$1,890	$1,565
Series 2019-2 Class A, 3.376% 10/16/39 (a)	2,912	2,273
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	23,000	23,799
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,354	1,096
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2933% 2/25/35 (b)(c)	817	784
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/39 (a)	2,792	2,223
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	1,736	1,727
Consumer Loan Underlying Bond Credit Trust Series 2019-P2 Class A, 2.47% 10/15/26 (a)	3,986	3,978
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	2,213	2,233
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,115	2,123
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	5,252	5,440
Ford Credit Auto Owner Trust Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,176
GM Financial Automobile Leasing Trust Series 2019-2 Class A3, 2.67% 3/21/22	1,933	1,956
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,360	1,127
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,140
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,336	2,351
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,249	1,242
Series 2020-1A Class A, 2.24% 3/15/30 (a)	907	903
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,271	1,332
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,211	4,239
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 5.4183% 8/25/34 (b)(c)	186	149
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6783% 9/25/35 (b)(c)	162	160
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4133% 1/25/36 (b)(c)	662	653
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	4,288	4,299
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	2,758	2,267
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,861	2,943
3.168% 4/9/47 (a)	6,190	6,249
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	3,468	3,463
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (b)(c)	145	133
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,305	2,028
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	3,530	3,041
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,537	2,667
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	5,109	5,332
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	704	721
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	1,745	1,126
Verizon Owner Trust:
Series 2018-A Class B, 3.38% 4/20/23	6,700	6,886
Series 2019-C Class C, 2.16% 4/22/24	6,400	6,340
Series 2020-A:
Class B, 1.98% 7/22/24	6,602	6,631
Class C, 2.06% 7/22/24	2,577	2,563
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	495	497
TOTAL ASSET-BACKED SECURITIES
(Cost $128,040)		127,855

Collateralized Mortgage Obligations - 2.2%
Private Sponsor - 0.5%
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	6,036	6,117
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (b)(c)	3	3
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	3,041	3,135
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	2,259	2,343
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,258	1,262
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	4	4

TOTAL PRIVATE SPONSOR		12,864

U.S. Government Agency - 1.7%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	7,551	7,929
Series 2019-33 Class N, 3% 3/25/48	15,807	16,485
Series 2013-16 Class GP, 3% 3/25/33	5,035	5,239
Series 2013-44 Class DJ, 1.85% 5/25/33	4,406	4,479
Series 2015-28 Class JE, 3% 5/25/45	5,140	5,475
Series 2016-19 Class AH, 3% 4/25/46	3,259	3,480
Series 2019-59 Class AB, 2.5% 10/25/39	5,293	5,471
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	620	678

TOTAL U.S. GOVERNMENT AGENCY		49,236

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $61,028)		62,100

Commercial Mortgage Securities - 9.7%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,776	1,621
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,379	3,377
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,505
Series 2019-B12 Class XA, 1.0675% 8/15/52 (b)(e)	25,540	1,653
Series 2019-B14 Class XA, 0.7902% 12/15/62 (b)(e)	25,037	1,225
Series 2020-B17 Class XA, 1.5424% 3/15/53 (b)(e)	49,154	4,429
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	3,092	2,991
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0836% 11/15/35 (a)(b)(c)	3,690	3,588
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	4,729	4,634
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(c)	1,328	1,261
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	4,238	4,080
Citigroup Commercial Mortgage Trust:
sequential payer Series 2014-GC23 Class A3, 3.356% 7/10/47	4,134	4,380
Series 2017-P7 Class A2, 3.212% 4/14/50	3,400	3,477
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,507	1,531
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,795	4,861
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,564
Series 2013-CR13 Class AM, 4.449% 11/10/46	4,399	4,596
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,635
Series 2013-LC6 Class ASB, 2.478% 1/10/46	4,111	4,151
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,822
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,902
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,127	3,370
Freddie Mac:
sequential payer:
Series 2013-K026 Class A2, 2.51% 11/25/22	8,603	8,942
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	9,391
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,536
Series K057 Class A2, 2.57% 7/25/26	5,509	5,988
Series K058 Class A2, 2.653% 8/25/26	8,556	9,357
Series K061 Class A2, 3.347% 11/25/26	6,618	7,509
Series K065 Class A2, 3.243% 4/25/27	6,566	7,430
Series K064 Class A2, 3.224% 3/25/27	8,360	9,436
Series K068 Class A2, 3.244% 8/25/27	6,357	7,208
Series K734 Class A2, 3.208% 2/25/26	5,541	6,128
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	9,862
Class A3, 3.482% 1/10/45	3,142	3,185
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,245	8,427
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,721
Series 2013-GC13 Class A/S, 4.0834% 7/10/46 (a)(b)	13,365	13,858
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,054
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	2,487	2,693
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,055
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 9/15/29 (a)(b)(c)	2,510	2,416
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,440	2,518
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,349
Series 2018-AON Class D, 4.6132% 7/5/31 (a)(b)	5,354	5,219
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,232
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1529% 8/15/46 (b)	1,650	1,769
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,742
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,714	3,849
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	3,690
Series 2011-C3 Class AJ, 5.2444% 7/15/49 (a)(b)	3,055	3,144
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.052% 12/15/50 (b)(e)	92,914	5,193
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,551
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,942	2,976
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,202
Series 2013-C11 Class ASB, 2.63% 3/15/45	4,793	4,859
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,531
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $273,516)		279,673

Municipal Securities - 0.2%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,588
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,941
TOTAL MUNICIPAL SECURITIES
(Cost $5,328)		5,529

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,596)	$3,615	$3,557

Bank Notes - 1.8%
BBVA U.S.A.:
2.875% 6/29/22	$9,407	$9,506
3.5% 6/11/21	2,603	2,639
Capital One NA 2.95% 7/23/21	3,430	3,488
CIT Bank NA 2.969% 9/27/25 (b)	6,740	6,235
Discover Bank:
3.2% 8/9/21	3,500	3,536
3.35% 2/6/23	7,000	7,194
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,794
RBS Citizens NA 2.65% 5/26/22	3,090	3,168
SunTrust Banks, Inc. 2.75% 5/1/23	4,300	4,541
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,934
TOTAL BANK NOTES
(Cost $50,361)		51,035
	Shares	Value (000s)

Fixed-Income Funds - 0.6%
Fidelity Specialized High Income Central Fund (f)
(Cost $15,196)	166,872	16,111

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.11% (g)
(Cost $153,948)	153,917,324	153,948
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $2,892,569)		2,995,114
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(129,234)
NET ASSETS - 100%		$2,865,880

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	373	Sept. 2020	$46,858	$58	$58

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,674,000 or 13.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $338,000.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$264
Fidelity Specialized High Income Central Fund	743
Total	$1,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$33,454	$16,086	$34,114	$(608)	$1,293	$16,111	3.2%
Total	$33,454	$16,086	$34,114	$(608)	$1,293	$16,111

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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